Quarterly Holdings Report
for
Fidelity® International Capital Appreciation Fund
January 31, 2023
IVF-NPRT1-0423
1.813010.118
Common Stocks - 98.2%
	Shares	Value ($)
Canada - 10.4%
Brookfield Corp. (Canada) Class A	2,026,809	75,402,687
Canadian National Railway Co.	626,556	74,581,143
Canadian Pacific Railway Ltd.	965,031	76,169,671
Constellation Software, Inc.	45,020	79,539,788
Thomson Reuters Corp.	590,906	70,293,188
Waste Connections, Inc. (Canada)	503,353	66,793,436
TOTAL CANADA		442,779,913
Denmark - 4.2%
DSV A/S	457,446	75,274,993
Novo Nordisk A/S Series B	763,279	105,630,087
TOTAL DENMARK		180,905,080
France - 15.1%
Capgemini SA	367,608	69,498,272
Dassault Systemes SA	1,803,891	67,088,313
Hermes International SCA	50,213	93,592,948
L'Oreal SA	232,993	96,205,523
LVMH Moet Hennessy Louis Vuitton SE	145,859	127,331,326
Pernod Ricard SA	362,048	74,744,732
Schneider Electric SA	256,292	41,574,560
Teleperformance	273,104	75,710,778
TOTAL FRANCE		645,746,452
Germany - 1.8%
Infineon Technologies AG	2,069,277	74,515,587
India - 4.9%
HCL Technologies Ltd.	4,591,586	63,450,719
HDFC Bank Ltd. (a)	3,566,653	70,336,062
Infosys Ltd. sponsored ADR	3,979,410	74,812,908
TOTAL INDIA		208,599,689
Indonesia - 1.7%
PT Bank Central Asia Tbk	126,546,691	71,816,402
Ireland - 3.2%
Kingspan Group PLC (Ireland)	1,090,423	69,704,658
Linde PLC	204,474	67,668,626
TOTAL IRELAND		137,373,284
Japan - 7.0%
Hoya Corp.	662,120	72,814,620
Keyence Corp.	181,531	83,571,234
Recruit Holdings Co. Ltd.	2,245,571	72,218,156
Tokyo Electron Ltd.	205,718	71,903,445
TOTAL JAPAN		300,507,455
Netherlands - 8.0%
ASM International NV (Netherlands)	210,539	70,543,119
ASML Holding NV (Netherlands)	178,928	118,387,266
Ferrari NV (Italy)	341,175	84,900,933
Wolters Kluwer NV	627,136	68,281,359
TOTAL NETHERLANDS		342,112,677
Sweden - 3.2%
Atlas Copco AB (A Shares)	5,767,696	68,439,849
Hexagon AB (B Shares)	5,872,568	67,320,219
TOTAL SWEDEN		135,760,068
Switzerland - 10.4%
Compagnie Financiere Richemont SA Series A	628,771	96,929,658
Givaudan SA	21,276	68,696,730
Nestle SA (Reg. S)	1,032,856	126,017,787
Partners Group Holding AG	70,442	65,709,960
Sika AG	305,780	86,886,433
TOTAL SWITZERLAND		444,240,568
Taiwan - 3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	8,042,752	141,806,014
United Kingdom - 12.3%
AstraZeneca PLC (United Kingdom)	712,227	93,310,672
Compass Group PLC	3,044,041	72,716,120
Diageo PLC	1,945,476	85,068,098
Halma PLC	2,464,646	65,267,814
London Stock Exchange Group PLC	765,556	70,082,819
RELX PLC (London Stock Exchange)	2,517,599	74,795,193
Rentokil Initial PLC	10,317,064	62,556,830
TOTAL UNITED KINGDOM		523,797,546
United States of America - 12.7%
Danaher Corp.	243,036	64,253,858
Marsh & McLennan Companies, Inc.	395,465	69,170,783
MercadoLibre, Inc. (a)	71,360	84,325,398
Moody's Corp.	226,533	73,113,526
NICE Ltd. sponsored ADR (a)(b)	324,313	67,272,246
S&P Global, Inc.	181,094	67,899,384
Thermo Fisher Scientific, Inc.	114,115	65,083,208
Zoetis, Inc. Class A	317,832	52,598,018
TOTAL UNITED STATES OF AMERICA		543,716,421
TOTAL COMMON STOCKS (Cost $3,248,886,930)		4,193,677,156

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (c)	33,783,921	33,790,678
Fidelity Securities Lending Cash Central Fund 4.38% (c)(d)	21,637,236	21,639,400
TOTAL MONEY MARKET FUNDS (Cost $55,430,078)		55,430,078

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $3,304,317,008)	4,249,107,234
NET OTHER ASSETS (LIABILITIES) - 0.5%	23,248,192
NET ASSETS - 100.0%	4,272,355,426

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	44,808,754	284,834,167	295,852,243	469,273	-	-	33,790,678	0.1%
Fidelity Securities Lending Cash Central Fund 4.38%	10,588,050	106,197,463	95,146,113	9,044	-	-	21,639,400	0.1%
Total	55,396,804	391,031,630	390,998,356	478,317	-	-	55,430,078

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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